Line Of Credit	12 Months Ended
Dec. 31, 2012
Line Of Credit
Line of credit

Note 6– Line of Credit

As of December 31, 2012 the Company had three lines of credit with a maximum borrowing amount of amount of $275,000 and interest from 3.25% to 9.25%. As of December 31, 2012 and 2011, the amounts outstanding under these three lines of credit were $218,500 and $138,065, respectively.